Annual Total Returns - Fidelity Focused High Income Fund [BarChart] - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-10 - Fidelity Focused High Income Fund - Fidelity Focused High Income Fund
Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	5.87%
Annual Return 2012	11.69%
Annual Return 2013	4.44%
Annual Return 2014	2.45%
Annual Return 2015	(1.93%)
Annual Return 2016	10.94%
Annual Return 2017	6.97%
Annual Return 2018	(2.93%)
Annual Return 2019	15.47%
Annual Return 2020	4.50%